UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Equity Option Fund

Eaton Vance

Risk-Managed Equity Option Fund

February 28, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Aerospace & Defense — 2.4%
Boeing Co. (The)	7,008	$538,915
United Technologies Corp.	5,312	481,002

		$1,019,917

Beverages — 2.4%
Beam, Inc.	5,503	$335,848
Coca-Cola Co. (The)	17,411	674,154

		$1,010,002

Biotechnology — 4.3%
Celgene Corp.(1)	6,271	$647,042
Gilead Sciences, Inc.(1)	28,066	1,198,699

		$1,845,741

Capital Markets — 1.2%
Charles Schwab Corp. (The)	10,523	$170,894
Goldman Sachs Group, Inc. (The)	2,398	359,124

		$530,018

Chemicals — 3.0%
LyondellBasell Industries NV, Class A	7,916	$464,036
Monsanto Co.	7,041	711,352
PPG Industries, Inc.	772	103,958

		$1,279,346

Commercial Banks — 4.3%
PNC Financial Services Group, Inc.	8,220	$512,846
Regions Financial Corp.	59,547	455,535
Wells Fargo & Co.	24,542	860,933

		$1,829,314

Communications Equipment — 1.2%
QUALCOMM, Inc.	7,840	$514,539

		$514,539

Computers & Peripherals — 3.2%
Apple, Inc.	2,375	$1,048,325
EMC Corp.(1)	13,740	316,157

		$1,364,482

Consumer Finance — 1.5%
American Express Co.	10,330	$642,009

		$642,009

Diversified Financial Services — 4.2%
Bank of America Corp.	54,217	$608,857
Citigroup, Inc.	12,044	505,487
JPMorgan Chase & Co.	13,559	663,306

		$1,777,650

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	6,008	$215,747
Verizon Communications, Inc.	14,826	689,854

		$905,601

Security	Shares	Value
Electric Utilities — 2.9%
American Electric Power Co., Inc.	2,549	$119,268
Duke Energy Corp.	3,537	244,937
Edison International	6,821	327,613
PPL Corp.	7,904	243,601
Southern Co. (The)	6,368	286,624

		$1,222,043

Electrical Equipment — 1.6%
Emerson Electric Co.	11,752	$666,338

		$666,338

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	12,144	$153,136

		$153,136

Energy Equipment & Services — 2.2%
Cameron International Corp.(1)	2,385	$151,972
Halliburton Co.	19,529	810,649

		$962,621

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	4,288	$434,332

		$434,332

Food Products — 2.6%
Hershey Co. (The)	4,180	$348,361
Kraft Foods Group, Inc.	7,498	363,428
Mondelez International, Inc., Class A	13,761	380,492

		$1,092,281

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	11,240	$379,800
Covidien PLC	7,818	496,990

		$876,790

Health Care Providers & Services — 0.9%
Express Scripts Holding Co.(1)	7,019	$399,451

		$399,451

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	7,077	$678,684

		$678,684

Household Products — 3.2%
Colgate-Palmolive Co.	6,476	$741,049
Procter & Gamble Co.	8,452	643,873

		$1,384,922

Industrial Conglomerates — 3.7%
Danaher Corp.	11,288	$695,341
General Electric Co.	38,019	882,801

		$1,578,142

Insurance — 2.0%
ACE, Ltd.	4,801	$409,957
Aflac, Inc.	8,722	435,664

		$845,621

Internet & Catalog Retail — 2.3%
Amazon.com, Inc.(1)	3,502	$925,473
Netflix, Inc.(1)	347	65,264

		$990,737

Security	Shares	Value
Internet Software & Services — 4.4%
eBay, Inc.(1)	11,885	$649,872
Google, Inc., Class A(1)	1,523	1,220,227

		$1,870,099

IT Services — 6.4%
Accenture PLC, Class A	9,815	$729,844
International Business Machines Corp.	5,629	1,130,472
Teradata Corp.(1)	7,138	414,432
Visa, Inc., Class A	2,815	446,572

		$2,721,320

Machinery — 1.6%
Deere & Co.	7,608	$668,211

		$668,211

Media — 3.4%
Comcast Corp., Class A	19,140	$761,580
Walt Disney Co. (The)	13,013	710,380

		$1,471,960

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	3,369	$107,538

		$107,538

Multi-Utilities — 0.9%
Sempra Energy	4,797	$373,015

		$373,015

Multiline Retail — 2.6%
Dollar General Corp.(1)	14,939	$692,273
Macy’s, Inc.	9,737	400,191

		$1,092,464

Oil, Gas & Consumable Fuels — 9.0%
Alpha Natural Resources, Inc.(1)	30,172	$240,773
Anadarko Petroleum Corp.	2,280	181,442
Chevron Corp.	4,505	527,761
ConocoPhillips	7,717	447,200
EOG Resources, Inc.	2,810	353,245
Exxon Mobil Corp.	4,481	401,273
HollyFrontier Corp.	3,169	178,098
Marathon Oil Corp.	8,252	276,442
Occidental Petroleum Corp.	7,606	626,202
Phillips 66	9,759	614,427

		$3,846,863

Pharmaceuticals — 5.2%
Allergan, Inc.	6,168	$668,735
Johnson & Johnson	8,053	612,914
Pfizer, Inc.	34,644	948,206

		$2,229,855

Real Estate Investment Trusts (REITs) — 2.6%
AvalonBay Communities, Inc.	4,266	$532,525
Boston Properties, Inc.	5,702	592,324

		$1,124,849

Road & Rail — 1.4%
Union Pacific Corp.	4,514	$618,915

		$618,915

Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Corp., Class A	3,475	$118,532

		$118,532

Security	Shares	Value
Software — 2.8%
Microsoft Corp.	27,045	$751,851
Oracle Corp.	12,936	443,187

		$1,195,038

Specialty Retail — 0.8%
Home Depot, Inc. (The)	4,917	$336,815

		$336,815

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	8,318	$452,998

		$452,998

Tobacco — 1.3%
Philip Morris International, Inc.	6,285	$576,649

		$576,649

Total Common Stocks (identified cost $36,306,775)		$42,808,838

Put Options Purchased — 0.3%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	23	$1,455	3/1/13	$287
S&P 500 Index	20	1,470	3/8/13	6,700
S&P 500 Index	21	1,475	3/16/13	13,230
S&P 500 Index	22	1,450	3/22/13	12,210
S&P 500 Index FLEX	24	1,445	3/4/13	748
S&P 500 Index FLEX	22	1,455	3/6/13	2,795
S&P 500 Index FLEX	22	1,465	3/11/13	8,081
S&P 500 Index FLEX	21	1,470	3/13/13	10,364
S&P 500 Index FLEX	22	1,480	3/18/13	18,138
S&P 500 Index FLEX	22	1,475	3/20/13	17,921
S&P 500 Index FLEX	22	1,470	3/25/13	19,988
S&P 500 Index FLEX	22	1,445	3/27/13	14,434

Total Put Options Purchased (identified cost $183,422)				$124,896

Total Investments — 100.5% (identified cost $36,490,197)				$42,933,734

Call Options Written — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	23	$1,535	3/1/13	$(402)
S&P 500 Index	20	1,535	3/8/13	(5,550)
S&P 500 Index	21	1,540	3/16/13	(7,980)
S&P 500 Index	22	1,535	3/22/13	(17,380)
S&P 500 Index FLEX	24	1,523	3/4/13	(23,613)
S&P 500 Index FLEX	22	1,534	3/6/13	(15,537)
S&P 500 Index FLEX	22	1,537	3/11/13	(18,773)
S&P 500 Index FLEX	21	1,538	3/13/13	(18,769)
S&P 500 Index FLEX	22	1,546	3/18/13	(17,423)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	22	$1,546	3/20/13	$(18,862)
S&P 500 Index FLEX	22	1,546	3/25/13	(22,256)
S&P 500 Index FLEX	22	1,532	3/27/13	(36,827)

Total Call Options Written (premiums received $189,753)				$(203,372)

Other Assets, Less Liabilities — 0.0%(2)				$(4,199)

Net Assets — 100.0%				$42,726,163

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

During the fiscal year to date ended February 28, 2013, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2013 was $14.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,148,929

Gross unrealized appreciation	$7,126,811
Gross unrealized depreciation	(342,006)

Net unrealized appreciation	$6,784,805

Written options activity for the fiscal year to date ended February 28, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	322	$263,097
Options written	899	678,395
Options terminated in closing purchase transactions	(653)	(523,942)
Options expired	(305)	(227,797)

Outstanding, end of period	263	$189,753

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At February 28, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

At February 28, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $124,896 and $203,372, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$42,808,838 *	$—	$—	$42,808,838
Put Options Purchased	32,427	92,469	—	124,896
Total Investments	$42,841,265	$92,469	$—	$42,933,734

Liability Description
Call Options Written	$(31,312)	$(172,060)	$—	$(203,372)
Total	$(31,312)	$(172,060)	$—	$(203,372)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 24, 2013